Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Debt Amounts Outstanding
As of June 30, 2016 and December 31, 2015, the Company had the following principal amounts of debt outstanding:

(In $ millions)	June 30, 2016	December 31, 2015
External debt agreements
Amended Senior Secured Credit Facilities	$2,880.9	$2,894.7
$1,450 Senior Secured Credit Facility	362.3	382.6
$420 West Polaris Facility	297.0	315.0
Sub-total external debt	$3,540.2	$3,592.3
Less current portion of long-term external debt	(105.1)	(105.3)
Long-term external debt	$3,435.1	$3,487.0

Related party debt agreements
Rig Financing and Loan Agreements
West Vencedor Loan Agreement	$49.4	$57.5
$440 Rig Financing Agreement	129.0	139.0
Sub-total Rig Financing and Loan Agreements	$178.4	$196.5

Other related party debt
$109.5 T-15 vendor financing facility	$—	$109.5
Total related party debt	$178.4	$306.0
Less current portion of related party debt	(36.3)	(145.8)
Long-term related party debt	$142.1	$160.2

Total external and related party debt	$3,718.6	$3,898.3

Schedule of Debt

Outstanding external debt as of June 30, 2016
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total External Debt
Current portion of long-term external debt	$105.1	$(11.3)	$93.8
Long-term external debt	3,435.1	(42.2)	3,392.9
Total	$3,540.2	$(53.5)	$3,486.7

Outstanding external debt as of December 31, 2015
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total External Debt
Current portion of long-term external debt	$105.3	$(11.5)	$93.8
Long-term external debt	3,487.0	(46.6)	3,440.4
Total	$3,592.3	$(58.1)	$3,534.2

Maturities of Outstanding Debt
The outstanding external and related party debt as of June 30, 2016 is repayable as follows:

(In US$ millions)	As of June 30,
2017	$141.4
2018	754.3
2019	29.0
2020	29.0
2021	2,764.9
2022 and thereafter	0.0
Total outstanding debt	$3,718.6